INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2015
INVENTORIES [Abstract]
Schedule of Inventory
	At December 31,
	2014	2015
	$	$

Raw materials	26,697,632	30,414,215
Work-in-process	990,073	1,286,926
Finished goods	25,195,519	29,866,599
Inventories, net	52,883,224	61,567,740